Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [Abstract]
Schedule of Trade and Other Payables
	At December 31 2022	At December 31 2021
	£’000	£’000

Trade payables	18,141	29,224
Accruals and other creditors	25,192	25,279
Tax and social security payables	5,494	11,316
Contract liabilities	19,374	7,911
Deferred consideration	-	5,554

Total trade and other payables	68,201	79,284

Current	68,201	79,284
Non-current	-	-